S000067792 [Member] Expense Example - Domini Sustainable Solutions Fund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	2,319
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	$ 1,762